Share capital (Schedule of Fair Value Weighted-average Assumptions) (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($) yr	Dec. 31, 2017 USD ($) yr
Disclosure of classes of share capital [abstract]
Expected stock price volatility	[1]	59.00%	83.00%
Risk free interest rate		1.76%	0.87%
Expected life | yr		3	3
Expected forfeiture rate		3.34%	4.18%
Expected dividend yield		0.00%	0.00%
Share-based payments included in cost of sales
Share-based payments included in general and administrative expenses		2,042	1,491
Total share-based payments		$ 2,042	$ 1,491

[1]	Expected volatility has been based on historical volatility of the Company's publicly traded shares.